Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of Consolidation

The consolidated financial statements include the financial statements of Euro Tech Holdings Company Limited and its subsidiaries (the “Group”). The financial statements of variable interest entity (“VIE”), as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation, are included in the consolidated financial statements, if applicable. All material intercompany balances and transactions have been eliminated on consolidation.

The Group identified that a retail shop established in the PRC qualified as a variable interest entity as defined in ASC 810-10. This retail shop was principally engaged in the retailing business of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company is the primary beneficiary of this retail shop and, accordingly, consolidated their financial statements. The Company has a controlling financial interest in this retail shop and is subject to a majority of the risk of loss from the retailing activities, and is entitled to receive a majority of the retail shop’s residual returns. Total assets and liabilities of this consolidated VIE total US$9,179 and US$1,626, as of December 31, 2015, respectively. This VIE had ceased operation since October 2016.

Subsidiaries and affiliates

A subsidiary is a company in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Investments in companies in which the Group has significant influence (ownership interest of between 20% and 50%) but less than controlling interests, are accounted for by the equity method.  Income on intercompany sales, not yet realized outside of the Group, was eliminated.  The Group also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

In accordance with ASC Topic 323-10-40-1, a change in the Group’s proportionate share of an investee’s equity, resulting from issuance of shares by the investee to third parties, is accounted for as if the Group had sold a proportionate share of its investment. Any gain or loss resulting from an investee’s share issuance is recognized in earnings.

Management evaluates investments in affiliated companies, for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances and includes analysis of relevant financial information (e.g. budgets, business plans, financial statements, etc.). During the years ended December 31, 2017 and 2016, no impairment was identified.

Revenue Recognition

The Group’s main source of revenue is the sale of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. Revenues are recognized when delivery has occurred and, where applicable, after installation has been completed, there is a persuasive evidence of an arrangement, the fee is fixed or determinable and collection of the related receivable is reasonably assured and no further obligations exist. In case where delivery has occurred but the required installation has not been performed, the Group does not recognize the revenues until the installation is completed.

The Group’s revenues are recognized as follows:

1. Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2. Revenues and profits in long term fixed price contracts or engineering revenue are recognised using the percentage of completion method in accordance with FASB ASC Subtopic 60535, Revenue Recognition – ConstructionType and ProductionType Contracts. This approach primarily is based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, engineering contract revenues are recognised using the completed contract method.

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$163,000, US$475,000 and US$852,000 for the years ended December 31, 2017, 2016 and 2015 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$13,000, US$13,000 and US$17,000 for the years ended December 31, 2017, 2016 and 2015 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC 740-10, the Group recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Group recognises interest and/or penalties, if any, related to income tax matters in income tax expense (Nil for the three years ended December 31, 2017, 2016 and 2015). The Group did not have such uncertain tax positions in 2017, 2016 and 2015. The Group is subject to examination of tax authorities in the United States of America (open for audit for 2015 to 2017), Hong Kong (open for audit for 2011 to 2017) and PRC (open for audit for 2015 to 2017).

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in the consolidated statements of operations and comprehensive income / (loss) for the period that includes the enactment date.

Cash and Cash Equivalents	Cash and cash equivalents consist of cash on hand, bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal.
Restricted Cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers.  The amount is expected to be released within one year after the balance sheet date.

Receivables, net

Receivables, net are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories, net

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

Property, Plant and Equipment and Land Use Right, net

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There was no impairment losses recorded during each of the three years ended December 31, 2017.

Operating leases

In accordance with ASC 840, Leases, leases for a lessee are classified at the inception date as either a capital lease or an operating lease.

Operating lease expenses are recognised on a straight-line basis over the applicable lease term. The Group leases offices, factories and warehouse under operating lease agreements.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Group performs its annual impairment analysis of goodwill in the fourth quarter of the year, or more often if there are indicators of impairment present.

The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Group compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Group is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Group must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Group uses discounted cash flows. If and when the Group is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

Foreign Currency Translation

The Company maintains its books and records in United States dollars. Its subsidiaries and affiliates maintain their books and records either in Hong Kong dollars or Chinese Renminbi (“functional currencies”). Foreign currency transactions during the year are translated into the respective functional currencies at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currencies using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of operations and comprehensive income / (loss) during the year in which they occur. Translation adjustments on subsidiaries’ equity are included as accumulated comprehensive income or loss.

Fair Value Measurement

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Group holds. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Valuation based on observable prices that are based on inputs not quoted on active market, but corroborated by market data.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group adopted ASC 820, Fair Value Measurements and Disclosures, for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually).

Financial instruments include cash and cash equivalents, accounts receivable, net, prepayments and other receivables, bank borrowings, accounts payable, other payables and accrued expenses. The carrying amounts of cash and cash equivalents, accounts receivable, prepayments and other receivables, bank borrowings, accounts payable, bank borrowings, other payables and accrued expenses approximate their fair value due to the short term maturities of these instruments.

The fair values of current financial assets and liabilities carried at amortized cost approximate their carrying amounts.

Comprehensive Income

The Group adheres to FASB ASC Subtopic 220-10, Comprehensive Income, which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income and foreign currency translation adjustments, in the consolidated statement of changes in shareholders’ equity.

Ordinary Share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

Net income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, by dividing the net income by the weighted average number of shares of ordinary share outstanding during the period. The Company reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding.

Outstanding stock options are the only dilutive potential shares of the Company.

Stock-based Compensation

The Group accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation." ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Group's consolidated statement of operations and comprehensive income / (loss).

The Group recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Group may undertake in the future, actual results may be different from the estimates.

Related Parties

Related parties are affiliates of the Group; entities for which investments are accounted for by the equity method by the Group; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the Group; its management; members of the immediate families of principal owners of the Group and its management; and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Segment Information

The Group’s segment reporting is prepared in accordance with FASB ASC Subtopic 280-10, Segment Reporting. The management approach required by ASC 280-10 designates that the internal reporting structure that is used by management for making operating decisions and assessing performance should be used as the source for presenting the Group’s reportable segments. The Group categorises its operations into two business segments: Trading and manufacturing, and Engineering.

Recent Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the "FASB") issued ASU 2014-09, "Revenue from Contracts with Customers", also known as the "New Revenue Standard". This update is the result of a collaborative effort by the FASB and the International Accounting Standards Board to simplify revenue recognition guidance, remove inconsistencies in the application of revenue recognition, and to improve comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive for those goods or services. The New Revenue Standard is applied through the following five-step process:

1.	1. Identify the contract(s) with a customer.
2.	2. Identify the performance obligation in the contract.
3.	3. Determine the transaction price.
4.	4. Allocate the transaction price to the performance obligations in the contract.
5.	5. Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, this update is effective for annual and interim reporting periods beginning after December 15, 2017 with early adoption permitted. This standard can be applied on either a retrospective or modified retrospective approach. Since May, 2014, a number of ASU's have been issued which further refine the original guidance issued under ASU 2014-09 and are effective in conjunction with this original standard.

The Group established an implementation approach to assess the impact of the new revenue guidance on its operations, consolidated financial statements and related disclosures. This assessment included (1) performing contract analyses for each revenue stream identified, (2) assessing the noted differences in recognition and measurement that may result from adopting this new standard, (3) performing detailed analyses of contracts with large customers, and (4) performing transaction level testing for consistency with contract provisions that affect revenue recognition. The Group evaluated the potential impacts of the new standard on its existing revenue recognition policies and procedures during the fiscal year ended December 31, 2017, and determined that the Group’s performance obligations are met at goods/service delivery point, with no other material obligations. The Group further determined that its warranty terms are consistent. The Group also determined that there were no incremental disaggregated revenue disclosures required in our consolidated financial statements. Based on the results of the evaluation, adoption of the new standard will not have a material impact on our consolidated financial statements. The New Revenue Standard became effective for us on January 1, 2018 and was applied on a retrospective basis, with no cumulative effect of adoption to any of the consolidated financial statement line items.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments – Recognition and Measurement of Financial Assets and Financial Liabilities (Topic 825)". ASU 2016-01 revises the classification and measurement of investments in certain equity investments and the presentation of certain fair value changes for certain financial liabilities measured at fair value. ASU 2016-01 requires the change in fair value of many equity investments to be recognized in net income. ASU 2016-01 is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Adopting ASU 2016-01 will result in a cumulative effect adjustment to the Group's retained earnings as of the beginning of the year of adoption. The Group does not expect the adoption of ASU 2016-01 to have a material impact on its consolidated financial statements because there are no material investments in certain equity investments and financial liabilities measured at fair value.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)". The objective of this update is to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those annual periods and is to be applied utilizing a modified retrospective approach. The Group does not expect the adoption of ASU 2016-02 to have a material impact on its consolidated financial statements because there are no material operating leases.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments —Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments:, which is effective for fiscal years beginning after December 15, 2019. Among other things, these amendments require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The Group does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements because there are no material expected credit losses for financial assets, no available-for-sale debt securities and no purchased financial assets with credit deterioration.

In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows – (Topic 230): Classification of Certain Cash Receipts and Cash Payments". ASU 2016-15 addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. ASU 2016-15 is effective for fiscal years, and for interim periods within those years, beginning after December 15, 2017. Early application is permitted. The Group does not expect the adoption of ASU 2016-15 to have a material impact on its consolidated financial statements because for distributions received from equity method Investees, it is already using the nature of the distribution approach.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”, which is effective for fiscal years beginning after December 15, 2017. These amendments s require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents. The Group adopted ASU 2016-18 effective January 1, 2017. The adoption of this guidance did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which is effective for fiscal years beginning after December 15, 2017. These amendments clarify the definition of a business. The amendments affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Group does not expect the adoption of ASU 2017-01 to have a material impact on its consolidated financial statements because no planned business combination is to be made.

In January 2017, the "FASB" issued ASU 2017-04, "Intangibles – Goodwill and Other – (Topic 350): Simplifying the Test for Goodwill Impairment". ASU 2017-04 simplifies the accounting for goodwill impairment by removing the requirement to calculate the implied fair value. Instead, it requires that an entity records an impairment charge based on the excess of a reporting unit's carrying amount over its fair value. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. ASU 2016-15 is effective for fiscal years, and for interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect the adoption of ASU 2017-01 to have a material impact on its consolidated financial statements because no planned business combination is to be made and goodwill to be derived.

In March 2017, the FASB issued ASU 2017-07, “Compensation — Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”, which is effective for fiscal years beginning after December 15, 2017. The amendments apply to all entities that offer employees defined benefit pension plans, other postretirement benefit plans, or other types of benefits accounted for under Topic 715, Compensation — Retirement Benefits. The amendments require that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item or items are used to present the other components of net benefit cost, that line item or items must be appropriately described. If a separate line item or items are not used, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed. The amendments also allow only the service cost component to be eligible for capitalization when applicable (e.g., as a cost of internally manufactured inventory or a self-constructed asset). The Group does not expect the adoption of ASU 2017-07 to have a material impact on its consolidated financial statements because no material employees defined benefit pension plans.

No other new accounting pronouncements issued or effective during the fiscal year have had or are expected to have a material impact on the consolidated financial statements.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and prepayments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2017 and 2016, all of the Group’s cash and cash equivalents, and restricted cash were deposited in financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality.

Accounts receivable, net, are typically unsecured and are derived from revenue earned from the customers. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

Prepayments made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases. Due to the Group’s concentration of prepayments made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to prepayments made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any prepayments and the ongoing monitoring of its suppliers’ performance.

Finance costs	Interest relating to loans repaid is expensed in the period the repayment occurs.
Warranties

The suppliers of the Group offer a standard one-year warranty to end customer of the Group. The Group only provides labour service to repair or replace parts. The Group does not maintain a general warranty reserve because historically labour costs for such repair or replacement have been de minimis.

Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.
ZHEJIANG TIANLAN
Basis of Consolidation

The consolidated financial statements include the financial statements of Zhejiang Tianlan Environmental Protection Technology Company Limited and its subsidiaries (the “Group”). In preparing the consolidated financial statements presented herewith, all significant intercompany balances and transactions have been eliminated on consolidation.

Subsidiaries and affiliates

A subsidiary is a company in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Revenue Recognition

The Group’s main source of revenue is the construction and installation services of environmental protection equipment for flue gas desulphurization, dust removal and flue gas denitration. Revenues are recorded under the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition — Construction-Type and Production-Type Contracts. This approach primarily is based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction and installation services revenues are recognised using the completed contract method.

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB12,873,000, RMB13,808,000 and RMB18,895,000 for the years ended December 31, 2017, 2016 and 2015 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately RMB4,000, RMB58,000 and RMB24,000 for the years December 31, 2017, 2016 and 2015 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Taxation

The Group accounts for income and deferred tax under the provisions of FASB ASC Subtopic 740-10, Income Taxes, in accordance with which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised.

In accordance with ASC 740-10, the Group recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Group recognises interest and/or penalties, if any, related to income tax matter in income tax expense. The Group did not have such uncertain tax positions in 2017. 2016, and 2015. The Group is subject to examination of tax authorities in PRC (open for audit for 2015 to 2017).

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in the consolidated statements of operations for the period that includes the enactment date.

Cash and Cash Equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal and uninsured. There were no cash equivalents as of December 31, 2017 and 2016.

Receivables, net

Receivables are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

According to construction and installation contracts signed with the customers, an amount range from 5%-20% of contract sum will only be receivable one year after the final inspection report is issued by relevant department of Ministry of Environmental Protection. As of December 31, 2017, accounts receivable in excess of one year amounted to RMB52,105,000 (2016: RMB46,624,000).

Inventories, net

Inventories are stated at the lower of cost or net realizable value determined using the weighted average method which approximates cost and estimated net value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

Property, Plant and Equipment and Land Use Right, net

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Land in the PRC is owned by the PRC government. The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period for time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and are classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right	Over terms of the leases
Office premises	47-50 years, with 5% residual value
Leasehold improvements	over terms of the leases or the useful lives whichever is less, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value
Furniture, fixtures and office equipment	3 to 5 years, with 5% residual value
Motor vehicles	1 to 8 years, with 5% residual value

Intangible Assets

The Group amortizes its intangible assets with definite lives over their estimated useful lives and reviews these assets for impairment. The Group is currently amortizing its acquired intangible assets with definite lives over periods generally ranging between five to twenty years.

Impairment

The Group adheres FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the fair value and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured at the amount by which the carrying amount of the asset exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to its estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2017.

Government grant income

Government grant income consisted of receipt of funds to subsidize the investment cost of information technology system development and market development in China. No present or future obligation arises from the receipt of such amount.

Government grants are recognized in the consolidated balance sheet initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in consolidated statement of operations on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in the consolidated statement of operations over the useful life of the asset by way of reduced depreciation expenses.

Operating leases

In accordance with ASC 840, Leases, leases for a lessee are classified at the inception date as either a capital lease or an operating lease.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term. The Group leases offices, factories and warehouse under operating lease agreements.

Fair Value Measurement

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Group holds. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Valuation based on observable prices that are based on inputs not quoted on active market, but corroborated by market date.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group adheres to ASC 820, Fair Value Measurements and Disclosures, for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually).

Financial instruments include cash and cash equivalents, accounts receivable, net, prepayments and other current assets, accounts payable, bank borrowings, other payables, and accrued expenses. The carrying amounts of cash and cash equivalents, accounts receivable, net, prepayments and other current assets, accounts payable, bank borrowings, other payables and accrued expenses approximate their fair value due to the short term maturities of these instruments.

The fair values of current financial assets and liabilities carried at amortized cost approximate their carrying amounts.

Net income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, by dividing the net income by the weighted average number of ordinary shares outstanding during the period.

Share capital

Paid in capital refers to the registered capital paid up by the shareholders of the Company.

On December 17, 2015, the Company increased the number of registered shares by 18,972,000 shares. The paid up capital was increased by RMB 18,972,000 transferred from the capital reserves, which is agreed by the shareholders and the board of directors.

At the year end of December 31, 2015, there were 80,172,000 shares issued.

On June 2, 2016, the Company increased the number of paid up shares by 1,200,000 in the aggregative amount to gross proceeds of RMB 3,360,000 to the existing shareholders.

On January 10, 2017, the Company increased the number of paid up shares by 1,200,000 in the aggregative amount to gross proceeds of RMB 7,200,000 to the existing shareholders.

At the year end of December 31, 2017, there were 82,572,000 shares (2016: 81,372,000 shares) issued.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Group may undertake in the future, actual results may be different from the estimates.

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the "FASB") issued ASU 2014-09, "Revenue from Contracts with Customers", also known as the "New Revenue Standard". This update is the result of a collaborative effort by the FASB and the International Accounting Standards Board to simplify revenue recognition guidance, remove inconsistencies in the application of revenue recognition, and to improve comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive for those goods or services. The New Revenue Standard is applied through the following five-step process:

1.	1. Identify the contract(s) with a customer.

2.	2. Identify the performance obligation in the contract.

3.	3. Determine the transaction price.

4.	4. Allocate the transaction price to the performance obligations in the contract.

5.	5. Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, this update is effective for annual and interim reporting periods beginning after December 15, 2017 with early adoption permitted. This standard can be applied on either a retrospective or modified retrospective approach. Since May, 2014, a number of ASU's have been issued which further refine the original guidance issued under ASU 2014-09 and are effective in conjunction with this original standard.

The Group established an implementation approach to assess the impact of the new revenue guidance on its operations, consolidated financial statements and related disclosures. This assessment included (1) performing contract analyses for each revenue stream identified, (2) assessing the noted differences in recognition and measurement that may result from adopting this new standard, (3) performing detailed analyses of contracts with large customers, and (4) performing transaction level testing for consistency with contract provisions that affect revenue recognition. The Group evaluated the potential impacts of the new standard on its existing revenue recognition policies and procedures during the fiscal year ended December 31, 2017, and determined that the Group’s performance obligations are met at goods/service delivery point, with no other material obligations. The Group further determined that its warranty terms are consistent. The Group also determined that there were no incremental disaggregated revenue disclosures required in our consolidated financial statements. Based on the results of the evaluation, adoption of the new standard will not have a material impact on our consolidated financial statements. The New Revenue Standard became effective for us on January 1, 2018 and was applied on a retrospective basis, with no cumulative effect of adoption to any of the consolidated financial statement line items.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments – Recognition and Measurement of Financial Assets and Financial Liabilities (Topic 825)". ASU 2016-01 revises the classification and measurement of investments in certain equity investments and the presentation of certain fair value changes for certain financial liabilities measured at fair value. ASU 2016-01 requires the change in fair value of many equity investments to be recognized in net income. ASU 2016-01 is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Adopting ASU 2016-01 will result in a cumulative effect adjustment to the Group's retained earnings as of the beginning of the year of adoption. The Group does not expect the adoption of ASU 2016-01 to have a material impact on its consolidated financial statements because there are no material investments in certain equity investments and financial liabilities measured at fair value.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)". The objective of this update is to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those annual periods and is to be applied utilizing a modified retrospective approach. The Group does not expect the adoption of ASU 2016-02 to have a material impact on its consolidated financial statements because there are no material operating leases.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments —Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments:, which is effective for fiscal years beginning after December 15, 2019. Among other things, these amendments require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The Group does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements because there are no material expected credit losses for financial assets, no available-for-sale debt securities and no purchased financial assets with credit deterioration.

In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows – (Topic 230): Classification of Certain Cash Receipts and Cash Payments". ASU 2016-15 addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. ASU 2016-15 is effective for fiscal years, and for interim periods within those years, beginning after December 15, 2017. Early application is permitted. The Group does not expect the adoption of ASU 2016-15 to have a material impact on its consolidated financial statements because for distributions received from equity method Investees, it is already using the nature of the distribution approach.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which is effective for fiscal years beginning after December 15, 2017. These amendments clarify the definition of a business. The amendments affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Group does not expect the adoption of ASU 2017-01 to have a material impact on its consolidated financial statements because no planned business combination is to be made.

In March 2017, the FASB issued ASU 2017-07, “Compensation — Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”, which is effective for fiscal years beginning after December 15, 2017. The amendments apply to all entities that offer employees defined benefit pension plans, other postretirement benefit plans, or other types of benefits accounted for under Topic 715, Compensation — Retirement Benefits. The amendments require that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item or items are used to present the other components of net benefit cost, that line item or items must be appropriately described. If a separate line item or items are not used, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed. The amendments also allow only the service cost component to be eligible for capitalization when applicable (e.g., as a cost of internally manufactured inventory or a self-constructed asset). The Group does not expect the adoption of ASU 2017-07 to have a material impact on its consolidated financial statements because no material employees defined benefit pension plans.

No other new accounting pronouncements issued or effective during the fiscal year have had or are expected to have a material impact on the consolidated financial statements.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, net, and prepayments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2017 and 2016, all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC, which management believes are of high credit quality.

Accounts receivable are typically unsecured and are derived from revenue earned from the customers. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

Prepayments made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases. Due to the Group’s concentration of prepayments made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to prepayments made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any prepayments and the ongoing monitoring of its suppliers’ performance.

Finance costs	Interest relating to loans repaid is expensed in the period the repayment occurs.
Warranties

The suppliers of the Group offer a standard one-year warranty to the end customer of the Group. The Group only provides labour service to repair or replace parts. The Group does not maintain a general warranty reserve because historically labour costs for such repair or replacement have been de minimis.

Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.
ZHEJIANG JIAHUAN
Basis of Consolidation

The consolidated financial statements include the financial statements of Zhejiang Jiahuan Electronic Company Limited and its subsidiaries (the “Group”). In preparing the consolidated financial statements presented herewith, all significant intercompany balances and transactions have been eliminated on consolidation.

Subsidiaries and affiliates

A subsidiary is a company in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders

Revenue Recognition

Revenue from the sales of automatic control systems, electric voltage control equipment, environmental equipment, and solar and wind power equipment is recognized when the product is delivered and the title is transferred. For certain products where installation is necessary, revenue is recognized upon completion of installation.

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB11,874,000, 8,814,000 and RMB6,982,000 for the years ended December 31, 2017, 2016 and 2015 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of operations.

Taxation

The Group accounts for income and deferred tax under the provisions of FASB ASC Subtopic 740-10, Income Taxes, in accordance with which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable.

In accordance with ASC 740-10, the Group recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Group recognizes interest and/or penalties, if any, related to income tax matters in income tax expense. The Group did not have such uncertain tax positions in 2017, 2016, and 2015. The Group is subject to examination of tax authorities in PRC (open for audit for 2015 to 2017).

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in the consolidated staements of operations for the period that includes the enactment date.

Cash and Cash Equivalents	Cash and cash equivalents include cash on hand and demand deposits with banks with original maturities of three months or less. There were no cash equivalents as of December 31, 2017 and 2016.
Investments

Investments comprise marketable securities which are classified as available-for-sale securities and are carried at fair value with unrealized gains and losses, net of taxes, reported as a separate component of shareholders’ equity. The Company determines any realized gains or losses on the sale of marketable securities on a specific identification method, and records such gains and losses as a component of other income (expense), net in the consolidated statement of operations.

Restricted Cash	Restricted cash represents cash deposits retained with banks in the PRC for staff welfare. The amount is expected to be released within one year after the balance sheet date.
Receivables, net

Receivables, net are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories, net

Inventories are stated at the lower of cost or net realizable value determined using the first-in, first-out method. Costs include a purchase and related costs incurred in bringing each product to its present location and condition. Net realizable value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Provision is made for obsolete, slow moving or defective items, where appropriate.

Property, Plant and Equipment and Land Use Right, net

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred.

Land in the PRC is owned by the PRC government. The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period for time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and are classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right	50 years
Buildings	20 years
Plant and machinery	5 to 20 years
Office equipment	3 to 10 years
Motor vehicles	5 to 10 years

Intangible Assets

The Company amortizes its intangible assets with definite lives over their estimated useful lives and reviews these assets for impairment. The Company is currently amortizing its acquired intangible assets with definite lives over periods generally ranging between five to twenty years.

Impairment

The Group adheres to FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured at the amount by which the carrying amount of the asset exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to its estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to its estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years in the period ended December 31, 2017, 2016 and 2015.

Government grant income

Government grant income consisted of receipt of funds to subsidize the investment cost of information technology system development and market development in China. No present or future obligation arises from the receipt of such amount.

Government grants are recognized in the consolidated balance sheet initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in the consolidated statement of operations on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in the consolidated statement of operations over the useful life of the asset by way of reduced depreciation expenses.

Fair Value Measurement

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Group holds. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Valuation based on observable prices that are based on inputs not quoted on active market, but corroborated by market data.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group adheres to ASC 820, Fair Value Measurements and Disclosures, for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually).

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, net, notes receivables, prepayments and other current assets, short term bank loans, note payable, accounts payable, other payables and accrued expenses. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, net, notes receivables, prepayments and other current assets, short term bank loans, accounts payable, other payables, and accrued expenses approximate their fair value due to the short term maturities of these instruments.

The fair values of current financial assets and liabilities carried at amortized cost approximate their carrying amounts.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Group may undertake in the future, actual results may be different from the estimates.

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the "FASB") issued ASU 2014-09, "Revenue from Contracts with Customers", also known as the "New Revenue Standard". This update is the result of a collaborative effort by the FASB and the International Accounting Standards Board to simplify revenue recognition guidance, remove inconsistencies in the application of revenue recognition, and to improve comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive for those goods or services. The New Revenue Standard is applied through the following five-step process:

1.	1. Identify the contract(s) with a customer.

2.	2. Identify the performance obligation in the contract.

3.	3. Determine the transaction price.

4.	4. Allocate the transaction price to the performance obligations in the contract.

5.	5. Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, this update is effective for annual and interim reporting periods beginning after December 15, 2017 with early adoption permitted. This standard can be applied on either a retrospective or modified retrospective approach. Since May, 2014, a number of ASU's have been issued which further refine the original guidance issued under ASU 2014-09 and are effective in conjunction with this original standard.

The Group established an implementation approach to assess the impact of the new revenue guidance on its operations, consolidated financial statements and related disclosures. This assessment included (1) performing contract analyses for each revenue stream identified, (2) assessing the noted differences in recognition and measurement that may result from adopting this new standard, (3) performing detailed analyses of contracts with large customers, and (4) performing transaction level testing for consistency with contract provisions that affect revenue recognition. The Group evaluated the potential impacts of the new standard on its existing revenue recognition policies and procedures during the fiscal year ended December 31, 2017, and determined that the Group’s performance obligations are met at goods/service delivery point, with no other material obligations. The Group further determined that its warranty terms are consistent. The Group also determined that there were no incremental disaggregated revenue disclosures required in our consolidated financial statements. Based on the results of the evaluation, adoption of the new standard will not have a material impact on our consolidated financial statements. The New Revenue Standard became effective for us on January 1, 2018 and was applied on a retrospective basis, with no cumulative effect of adoption to any of the consolidated financial statement line items.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments – Recognition and Measurement of Financial Assets and Financial Liabilities (Topic 825)". ASU 2016-01 revises the classification and measurement of investments in certain equity investments and the presentation of certain fair value changes for certain financial liabilities measured at fair value. ASU 2016-01 requires the change in fair value of many equity investments to be recognized in net income. ASU 2016-01 is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Adopting ASU 2016-01 will result in a cumulative effect adjustment to the Group's retained earnings as of the beginning of the year of adoption. The Group does not expect the adoption of ASU 2016-01 to have a material impact on its consolidated financial statements because there are no material investments in certain equity investments and financial liabilities measured at fair value.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments —Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments:, which is effective for fiscal years beginning after December 15, 2019. Among other things, these amendments require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The Group does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements because there are no material expected credit losses for financial assets, no available-for-sale debt securities and no purchased financial assets with credit deterioration.

In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows – (Topic 230): Classification of Certain Cash Receipts and Cash Payments". ASU 2016-15 addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. ASU 2016-15 is effective for fiscal years, and for interim periods within those years, beginning after December 15, 2017. Early application is permitted. The Group does not expect the adoption of ASU 2016-15 to have a material impact on its consolidated financial statements because for distributions received from equity method Investees, it is already using the nature of the distribution approach.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”, which is effective for fiscal years beginning after December 15, 2017. These amendments s require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents. The Group adopted ASU 2016-18 effective January 1, 2017. The adoption of this guidance did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which is effective for fiscal years beginning after December 15, 2017. These amendments clarify the definition of a business. The amendments affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Group does not expect the adoption of ASU 2017-01 to have a material impact on its consolidated financial statements because no planned business combination is to be made.

In March 2017, the FASB issued ASU 2017-07, “Compensation — Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”, which is effective for fiscal years beginning after December 15, 2017. The amendments apply to all entities that offer employees defined benefit pension plans, other postretirement benefit plans, or other types of benefits accounted for under Topic 715, Compensation — Retirement Benefits. The amendments require that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item or items are used to present the other components of net benefit cost, that line item or items must be appropriately described. If a separate line item or items are not used, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed. The amendments also allow only the service cost component to be eligible for capitalization when applicable (e.g., as a cost of internally manufactured inventory or a self-constructed asset). The Group does not expect the adoption of ASU 2017-07 to have a material impact on its consolidated financial statements because no material employees defined benefit pension plans.

No other new accounting pronouncements issued or effective during the fiscal year have had or are expected to have a material impact on the consolidated financial statements.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, net, and prepayments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2017 and 2016, all of the Group’s cash and cash equivalents, and restricted cash were deposited in financial institutions located in the PRC, which management believes are of high credit quality.

Accounts receivable are typically unsecured and are derived from revenue earned from the customers. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

Prepayments made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases. Due to the Group’s concentration of prepayments made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to prepayments made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any prepayments and the ongoing monitoring of its suppliers’ performance.

Finance costs	Interest relating to loans repaid is expensed in the period the repayment occurs.
Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.